Employee Future Benefits - Schedule of Net Benefit Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	$ 106	$ 109
Interest costs	114	98
Expected return on plan assets	(194)	(177)
Amortization of actuarial losses (gains)	4	36
Amortization of past service credits/plan amendments	(1)	(1)
Regulatory adjustments	(10)	(1)
Net Benefit Cost	19	64
OPEB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	35	35
Interest costs	21	19
Expected return on plan assets	(23)	(19)
Amortization of actuarial losses (gains)	(10)	(2)
Amortization of past service credits/plan amendments	(1)	(1)
Regulatory adjustments	4	3
Net Benefit Cost	$ 26	$ 35